Financial Instruments - Credit risk exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Cash and restricted cash	$ 78,252	$ 63,717	$ 54,873	$ 63,552
Credit risk
Financial Instruments
Cash and restricted cash	78,649
Debt securities	10,160
Trade and other receivables	78,309
Amounts recognized in the consolidated statement of financial position	167,118
Guarantees	0
Maximum credit risk exposure	$ 167,118